Earnings / (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings / (Loss) per Share [Abstract]
Earnings / (Loss) per Share
The calculation of net income per common share is summarized below:

	June 30,
	2024	2023

Net income / (loss)	$24,288	$(3,507)
Less: Dividends to non-vested participating securities	(246)	(76)
Less: Undistributed earnings to non-vested participating securities	(936)	-
Net income / (loss) attributable to common shareholders, basic	$23,106	$(3,583)

Undistributed earnings to non-vested participating securities	936	-
Undistributed earnings reallocated to non-vested participating securities	(930)	-
Net income / (loss) attributable to common shareholders, diluted	$23,112	$(3,583)

Weighted average number of common shares outstanding, basic	19,533,621	18,196,521
Effect of dilutive securities:
Warrants	125,749	-
Weighted average number of common shares outstanding, diluted	19,659,370	18,196,521

Net income / (loss) per share attributable to common shareholders, basic	$1.18	$(0.20)
Net income / (loss) per share attributable to common shareholders, diluted	$1.18	$(0.20)